Expense Example, No Redemption {- Fidelity Sustainable U.S. Equity Fund} - 05.31 Fidelity Sustainable U.S. Equity Fund - AMCIZ PRO-04 - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2022 USD ($)
Fidelity Sustainable U.S. Equity Fund: Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	1,311
5 Years	2,036
10 Years	3,947
Fidelity Sustainable U.S. Equity Fund: Class M
Expense Example, No Redemption:
1 Year	488
3 Years	1,221
5 Years	2,062
10 Years	4,234
Fidelity Sustainable U.S. Equity Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	1,067
5 Years	2,044
10 Years	4,286
Fidelity Sustainable U.S. Equity Fund: Class I
Expense Example, No Redemption:
1 Year	92
3 Years	790
5 Years	1,610
10 Years	3,750
Fidelity Sustainable U.S. Equity Fund: Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	764
5 Years	1,577
10 Years	$ 3,704